Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation

15. STOCK-BASED COMPENSATION

As approved by shareholder vote, the Amended and Restated American Electric Power System Long-Term Incentive Plan (LTIP) authorizes the use of 20,000,000 shares of AEP common stock for various types of stock-based compensation awards to employees. A maximum of 10,000,000 shares may be used under this plan for full value share awards, which includes performance units, restricted shares and restricted stock units. As of December 31, 2013, 15,973,699 shares remained available for issuance under the LTIP plan. The AEP Board of Directors and shareholders last approved the LTIP in 2010. The following sections provide further information regarding each type of stock-based compensation award granted by the Human Resources Committee of the Board of Directors (HR Committee).

Stock Options

We did not grant stock options in 2013, 2012 or 2011 but we did have outstanding stock options from grants in earlier periods that were exercised in these years. As of December 31, 2013 we have no outstanding stock options. The exercise price of all outstanding stock options equaled or exceeded the market price of AEP's common stock on the date of grant. All outstanding stock options were granted with a ten-year term and generally vested, subject to the participant's continued employment, in approximately equal 1/3 increments on January 1 of the year following the first, second and third anniversary of the grant date. We record compensation cost for stock options over the vesting period based on the fair value on the grant date. The LTIP does not specify a maximum contractual term for stock options.

The total intrinsic value of options exercised is as follows:

	Years Ended December 31,
Stock Options	2013	2012	2011
	(in thousands)
Intrinsic Value of Options Exercised (a)	$3,105	$1,699	$1,202

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

A summary of AEP stock option transactions during the years ended December 31, 2013, 2012 and 2011 is as follows:

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Options	Price	Options	Price	Options	Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	188	$30.17	321	$29.35	551	$32.88
Granted	-	NA	-	NA	-	NA
Exercised/Converted	(187)	30.18	(128)	28.21	(104)	27.39
Forfeited/Expired	(1)	27.95	(5)	27.26	(126)	46.40
Outstanding as of December 31,	-	NA	188	30.17	321	29.35

Options Exercisable as of December 31,	-	$ NA	188	$30.17	321	$29.35

NA Not applicable.

We include the proceeds received from exercised stock options in common stock and paid-in capital.

Performance Units

Our performance units have a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. The number of performance units held is multiplied by the performance score to determine the actual number of performance units realized. The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the HR Committee. Performance units are paid in cash, unless they are needed to satisfy a participant's stock ownership requirement. In that case, the number of units needed to satisfy the participant's largest stock ownership requirement is mandatorily deferred as AEP Career Shares until after the end of the participant's AEP career. AEP Career Shares are a form of non-qualified deferred compensation that has a value equivalent to shares of AEP common stock. AEP Career Shares are paid in cash after the participant's termination of employment. Amounts equivalent to cash dividends on both performance units and AEP Career Shares accrue as additional units. We record compensation cost for performance units over the three-year vesting period. The liability for both the performance units and AEP Career Shares, recorded in Employee Benefits and Pension Obligations on the balance sheets, is adjusted for changes in value. The fair value of performance unit awards is based on the estimated performance score and the current 20-day average closing price of AEP common stock at the date of valuation.

The HR Committee awarded performance units and reinvested dividends on outstanding performance units and AEP Career Shares for the years ended December 31, 2013, 2012 and 2011 as follows:

	Years Ended December 31,
Performance Units	2013	2012	2011
Awarded Units (in thousands)	1,284	546	7
Weighted Average Unit Fair Value at Grant Date	$46.23	$41.38	$38.39
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares	Years Ended December 31,
(Reinvested Dividends Portion)	2013	2012	2011
Awarded Units (in thousands)	101	138	198
Weighted Average Grant Date Fair Value	$45.42	$40.97	$37.31
Vesting Period (in years)	(a)	(a)	(a)

(a)       The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units. Dividends on AEP Career Shares vest immediately upon grant but are not paid in cash until after the participant's termination of employment.

Performance scores and final awards are determined and certified by the HR Committee in accordance with the pre-established performance measures within approximately a month after the end of the performance period. The HR Committee has discretion to reduce or eliminate the number of performance units earned but may not increase the number earned. The performance scores for all open performance periods prior to those granted in 2012 are dependent on two equally-weighted performance measures: (a) three-year total shareholder return measured relative to the electric utility and multi utility sub-industry segments of the Standard and Poor's 500 Index and (b) three-year cumulative earnings per share measured relative to an AEP Board of Directors approved target. Starting with the performance units granted in 2012, the three-year total shareholder return peer group was changed to the S&P 500 Electric Utility Index.

The certified performance scores and units earned for the three-year periods ended December 31, 2013, 2012 and 2011 were as follows:

	Years Ended December 31,
Performance Units	2013	2012	2011
Certified Performance Score	118.8%	99.7%	89.8%
Performance Units Earned	749,219	1,096,572	1,216,926
Performance Units Mandatorily Deferred as AEP Career Shares	72,883	51,056	52,639
Performance Units Voluntarily Deferred into the Incentive
Compensation Deferral Program	39,691	26,337	42,502
Performance Units to be Paid in Cash	636,645	1,019,179	1,121,785

The cash payouts for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2013	2012	2011
	(in thousands)
Cash Payouts for Performance Units	$43,925	$44,968	$15,985
Cash Payouts for AEP Career Share Distributions	3,675	11,027	2,777

Restricted Shares and Restricted Stock Units

In 2004, the independent members of the AEP Board of Directors granted restricted shares to the then Chairman, President and CEO upon the commencement of his AEP employment. The final 66,667 shares vested on November 30, 2011. Compensation cost for restricted shares is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of shares granted by the grant date market closing price, which was $30.76. The maximum contractual term for these restricted shares was eight years and dividends on these restricted shares were paid in cash. AEP has not granted other restricted shares.

The HR Committee also grants restricted stock units (RSUs), which generally vest, subject to the participant's continued employment, over at least three years in approximately equal annual increments. Additional RSUs granted as dividends vest on the same date as the underlying RSUs on which the dividends were awarded. Upon vesting, RSUs are converted into a share of AEP common stock, with the exception of participants subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934, who are paid in cash. For awards that are settled with shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of units granted by the grant date market closing price. For awards that are paid in cash, compensation cost is recorded over the vesting period and adjusted for changes in value until vested. The fair value at vesting is determined by multiplying the number of units vested by the 20-day average closing price of AEP common stock. The maximum contractual term of outstanding RSUs is six years from the grant date.

In 2010, the HR Committee granted a total of 165,520 RSUs to four CEO succession candidates as a retention incentive for these candidates. These grants vest, subject to the candidates' continuous employment, in three approximately equal installments on August 3, 2013, August 3, 2014 and August 3, 2015. Of these RSUs, 55,172 vested on August 3, 2013 and 110,348 remain outstanding, excluding dividends.

The HR Committee awarded RSUs, including units awarded for dividends, for the years ended December 31, 2013, 2012 and 2011 as follows:

	Years Ended December 31,
Restricted Stock Units	2013	2012	2011
Awarded Units (in thousands)	644	497	121
Weighted Average Grant Date Fair Value	$46.24	$40.69	$37.07

The total fair value and total intrinsic value of restricted shares and restricted stock units vested during the years ended December 31, 2013, 2012 and 2011 were as follows:

	Years Ended December 31,
Restricted Shares and Restricted Stock Units	2013	2012	2011
	(in thousands)
Fair Value of Restricted Shares and Restricted Stock Units Vested	$15,325	$10,608	$7,164
Intrinsic Value of Restricted Shares and Restricted Stock Units Vested (a)	20,378	12,157	8,017

(a)	Intrinsic value is calculated as market price at exercise date.

A summary of the status of our nonvested RSUs as of December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

		Weighted
		Average
		Grant Date
Nonvested Restricted Stock Units	Shares/Units	Fair Value
	(in thousands)
Nonvested as of January 1, 2013	1,000	$38.22
Granted	644	46.24
Vested	(408)	37.57
Forfeited	(31)	39.97
Nonvested as of December 31, 2013	1,205	42.64

The total aggregate intrinsic value of nonvested RSUs as of December 31, 2013 was $56 million and the weighted average remaining contractual life was 2.09 years.

Other Stock-Based Plans

We also have a Stock Unit Accumulation Plan for Non-employee Directors providing each non-employee director with AEP stock units as a substantial portion of their quarterly compensation for their services as a director. The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned. Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units. The stock units granted to Non-employee Directors are fully vested upon grant date. Stock units are paid in cash upon termination of board service or up to 10 years later if the participant so elects. Cash payments for stock units are calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date.

We record compensation cost for stock units when the units are awarded and adjust the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

We had no material cash payouts for stock unit distributions for the years ended December 31, 2013, 2012 and 2011.

The Board of Directors awarded stock units, including units awarded for dividends, for the years ended December 31, 2013, 2012 and 2011 as follows:

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2013	2012	2011
Awarded Units (in thousands)	33	52	52
Weighted Average Grant Date Fair Value	$45.81	$41.20	$37.72

Share-based Compensation Plans

Compensation cost and the actual tax benefit realized for the tax deductions from compensation cost for share-based payment arrangements recognized in income and total compensation cost capitalized in relation to the cost of an asset for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2013	2012	2011
	(in thousands)
Compensation Cost for Share-based Payment Arrangements (a)	$56,352	$51,767	$61,807
Actual Tax Benefit Realized	19,723	18,119	12,632
Total Compensation Cost Capitalized	13,165	10,707	11,608

(a)        Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

During the years ended December 31, 2013, 2012 and 2011, there were no significant modifications affecting any of our share-based payment arrangements.

As of December 31, 2013, there was $105 million of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the LTIP. Unrecognized compensation cost related to the performance units and AEP Career Shares will change as the fair value is adjusted each period and forfeitures for all award types are realized. Our unrecognized compensation cost will be recognized over a weighted-average period of 1.66 years.

Cash received from stock options exercised and actual tax benefit realized for the tax deductions from stock options exercised during the years ended December 31, 2013, 2012 and 2011 were as follows:

	Years Ended December 31,
Share-based Compensation Plans	2013	2012	2011
	(in thousands)
Cash Received from Stock Options Exercised	$5,659	$3,598	$2,855
Actual Tax Benefit Realized for the Tax Deductions from Stock Options
Exercised	1,040	618	411

Our practice is to use authorized but unissued shares to fulfill share commitments for stock option exercises and RSU vesting. Although we do not currently anticipate any changes to this practice, we are permitted to use treasury shares, shares acquired in the open market specifically for distribution under the LTIP or any combination thereof for this purpose. The number of new shares issued to fulfill vesting RSUs is generally reduced to offset our tax withholding obligation.